SHARE-BASED PAYMENTS - Share-based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 22	$ 16	$ 21
Cash-settled share incentive scheme	0	0	21
Total share-based payment expense (note 8)	22	16	42
Bonus Share Plan (BSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	0	1	6
Deferred Share Plan (DSP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	22	14	13
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share incentive schemes	$ 0	$ 1	$ 2